CONVERTIBLE DEBENTURES (Tables)	6 Months Ended
Jun. 30, 2022
Debt instruments held [abstract]
SUMMARY OF DEBT COMPONENT

	$ CAD	$ USD

Year ended December 31, 2021
Opening balance	9,299	7,283
Interest expense	4,294	3,427
Value of shares issued to settle interest payable	(1,791)	(1,433)
Exchange differences	-	(39)
Closing balance	11,802	9,238

Period ended June 30, 2022
Opening balance	11,802	9,238
Interest expense	2,471	1,942
Value of shares issued to settle interest payable	(888)	(694)
Exchange differences	-	(92)
Closing balance	13,385	10,394